Leases - Additional Amounts Recognized in the Consolidated Statements of (Loss) Income and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Expense and cash flow relating to variable lease payments not included in the measurement of lease liabilities	$ 56,149	$ 48,122
Expense and cash flow relating to short-term and low-value leases	$ 8,190	$ 7,973